Note 3 - Leases	6 Months Ended
Dec. 31, 2015
Notes
Note 3 - Leases

NOTE 3 – LEASES

The Company leases office space in two locations in Denmark the first space is leased for 5,058 DKK ($739 at December 31, 2015 spot rate) per month.  There is no escalation clause.  The Company can terminate the lease with six months' notice but not before October 1, 2017.  The lease start date was September 16, 2015.  The Company paid a deposit of 30,438 DKK ($4,573).  The second space is leased for 6,000 DKK ($877 at December 31, 2015 spot rate) per month.  Contract is month-to-month.  The Company paid a deposit of 6,000 DKK ($877) in December 2015.  Monthly rent started in January 2016.

On September 30, 2015, the Company assumed the short-term auto lease of a member of management that ended January 8, 2016.  Monthly payments are 2,975 DKK ($435 at December 31, 2015 spot rate) and the deposit was 15,983 DKK ($2,409).  The Company renewed the auto lease for an additional twelve months, through January 7, 2017 at 2,371 DKK ($346) per month.

As of December 31, 2015, total lease deposits were $7,646.  Rent expense was $4,826 for the period ended December 31, 2015.  Minimum annual lease payments are $7,085, which are all due within one year.